17. Segment and Geographic Information (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Product licensing fees and royalties	$ 3,056,000	$ 5,513,000
Exeltis
Product licensing fees and royalties	437,000	807,000
Onset
Product licensing fees and royalties	0	27,000
Innovacyn
Product licensing fees and royalties	1,120,000	3,100,000
Laboratorios Sanfer
Product licensing fees and royalties	1,499,000	1,501,000
China Distributor
Product licensing fees and royalties	$ 0	$ 78,000